Consolidated statements of cash flows (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2018
Statement [Line Items]
Income taxes paid (refund)		$ 13,087
Received for the transfer of working interests	$ 15,000
Coirn Amargo Sur Oeste [Member]
Statement [Line Items]
Payments related to the transfer exploration assets	$ 850